Operating Costs	12 Months Ended
Dec. 31, 2024
Operating Costs [Abstract]
OPERATING COSTS
20.	OPERATING COSTS

Operating costs include all direct costs incurred in the operation of the leased-and-operated hotels and restaurants, cost of providing franchise services, cost of manufacturing products and consist of the following:

	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	USD
Rental	317,562,563	277,652,599	258,046,448	35,352,218
Utilities	44,864,225	42,865,151	46,254,870	6,336,891
Personnel cost	167,637,463	145,561,157	153,679,021	21,053,940
Depreciation and amortization	104,582,040	92,987,860	102,538,301	14,047,690
Consumable, food and beverage	32,443,116	54,360,427	40,388,169	5,533,156
Costs of hotel manager of franchised-and-managed hotels	107,852,170	114,328,002	95,368,385	13,065,415
Material cost	226,713,708	171,832,538	108,606,199	14,878,988
Other costs of franchised-and-managed hotels	14,340,427	17,518,603	9,085,550	1,244,715
Others	50,517,239	30,332,477	8,620,371	1,180,987
Total	1,066,512,951	947,438,814	822,587,314	112,694,000